Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Note 2. Summary of Significant Accounting Policies
Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, assumptions and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the period. Significant estimates include the valuation of the forward option on prepaid forward contracts, derivative liability, warrants, tax provision, and the amount of share-based compensation expense. Although actual results could differ from those estimates, such estimates are developed based on the best information available to management and management’s best judgments at the time.
Cash
The Company maintains its cash in commercial banks in the United States (“U.S.”) which are insured by the Federal Deposit Insurance Corporation up to $250.
Concentrations of credit risk
Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash. Periodically, the Company may maintain deposits in financial institutions in excess of government insured limits. The Company has not experienced any losses on deposits since inception.
Income taxes
The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the consolidated financial statement carrying amounts and the tax bases of assets and liabilities using enacted tax rates expected to apply to taxable income in the periods in which such differences are expected to reverse. A valuation allowance is provided when the realization of net deferred tax assets is not deemed more likely than not.
The Company complies with the provisions of “Accounting Standards Codification (“ASC”) 740, Income Taxes, which provides a comprehensive model for the recognition, measurement, and disclosure in consolidated financial statements of uncertain income tax positions that a company has taken or expects to take on a tax return. Under this guidance, a company can recognize the benefit of an income tax position only if it is more likely than not (greater than 50%) that the tax position will be sustained upon tax examination, based solely on the technical merits of the tax position; otherwise, no benefit can be recognized. The tax benefits recognized are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Additionally, the Company accrues interest and related penalties, if applicable, on all tax exposures for whic
h rese
rves have been established consistent with jurisdictional tax laws. Interest and penalties are classified as income tax expense in the consolidated financial statements.
Fair value measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Inputs used to measure fair value are classified into the following hierarchy:
Level 1 – quoted prices in active markets for identical assets and liabilities.
Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rate, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of assets and liabilities).
The fair value of the forward option on prepaid forward contracts and the convertible notes derivative liability are classified as Level 3 in the fair value hierarchy.
The following table presents the changes in the forward option and the convertible notes derivative liability for the years ended December 31, 2022 and 2021 (in thousands):

Level 3 Rollforward	Forward Option On Prepaid Forward Contracts	Convertible Notes Derivative Liability
Balance December 31, 2020	$—	$—
Additions	—	(499)
Changes in fair value	—	(27)

Balance December 31, 2021	—	(526)
Additions	11,940	(52)
Sale of recycled shares	(41)	—
Changes in fair value	(10,170)	(602)
Reclassified to additional paid-in capital	—	1,180

Balance December 31, 2022	$1,729	$—

The forward option in the amount of $11,940 was recorded on October 28, 2022, for the forward option in the forward purchase agreements (see Note 4). The forward option is remeasured each reporting period using a Monte-Carlo Simulation in a risk-neutral framework (a special case of the Income Approach). Specifically, the future stock price is simulated assuming a Geometric Brownian Motion (“GBM”). For each simulated path, the forward purchase value is calculated based on the contractual terms and then discounted at the term-matched risk-free rate. Finally, the value of the forward is calculated as the average present value over all simulated paths.

Convertible notes derivative liabilities in the amounts of $4, $0, $35 and $13, were recorded on January 31, 2022, February 28, 2022, March 16, 2022 and March 31, 2022, respectively, for the issuance of convertible notes along with a corresponding debt discount (see Note 8). The convertible notes liabilities are remeasured each reporting period using a probability-weighted model and assumption related to the conversion price and timing of conversion. The put option liability was valued based on the calculated returns as a result of the various discounts included in the Company’s convertible notes and the related probability assessments of the various settlement scenarios. The convertible notes derivative liability was extinguished as of the closing of the Business Combination (the“Closing”), as a result of the conversion of the convertible notes. On October 28, 2022, the put option liability was settled upon the Closing and reclassified to additional paid-in
capital.
Derivative liabilities in the amounts of $80, $364, and $55 were recorded on June 10, 2021, September 10, 2021 and December 31, 2021, respectively, for the issuance of convertible notes along with a corresponding debt discount.
The change in fair value of the derivative liabilities were recorded in change in fair value of convertible notes derivative liability in the consolidated statements of operations.
The estimated fair value of prepaid expenses, accounts payable and accrued expenses approximate their fair value because of the short-term nature of these instruments.
Stock-based compensation
In accordance with ASC Topic 718, Compensation – Stock Compensation, the Company recognizes compensation expense for all stock-based awards issued to employees based on the estimated grant-date fair value, which is recognized as expense on a graded vesting approach over the requisite service period. The Company has elected to recognize forfeitures as they occur. The fair value of stock options is determined using the Black-Scholes option-pricing model. The determination of fair value for stock options on the date of grant using an option-pricing model requires management to make certain assumptions including expected volatility, expected term, risk-free interest rate and expected dividends in addition to the Company’s common stock valuation. The determination of fair value of restricted stock units is valued based on the value of the Company’s common stock on the grant date (see Note 12).
Prior to the Business Combination, due to the absence of an active market for the Company’s common stock, the Company utilized methodologies, approaches and assumptions consistent with the American Institute of Certified Public Accountants Audit and Accounting Practice Aid Series: Valuation of Privately Held Company Equity Securities Issued as Compensation to estimate the fair value of its common stock. In determining the exercise prices for options granted, the Company considered the fair value of the Company as of the grant date. The fair value of the Company was determined based upon a variety of factors, including the Company’s financial position, historical performance and operating results, the Company’s stage of development, the progress of the Company’s research and development programs, the prices at which the Company sold its convertible preferred stock, the superior rights, preferences and privileges of the Company’s convertible preferred stock relative to its common stock, external market conditions affecting the biotechnology industry, the lack of marketability of the Company’s common stock and the prospects of a liquidity event and the analysis of initial public offering and market performance of similar companies as well as recently completed mergers and acquisition of peer companies. Significant changes to the key assumptions underlying the factors used could result in different fair values of the Company at each valuation date.

Research and development expenses
Expenditures made for research and development are charged to expense as incurred. External costs consist primarily of payments for laboratory supplies purchased in connection with the company’s discovery and preclinical activities, and process development and clinical development activities. Internal costs consist primarily of employee-related costs, consultants fees and costs related to compliance with regulatory requirements. Nonrefundable advance payments for goods and services that will be used in future research and development activities are capitalized and recorded as expense in the period that the Company receives the goods or when services are performed.
The Company records expenses related to external research and development services based on services received and efforts expended pursuant to invoices and contracts with consultants that supply, conduct, and manage preclinical studies and clinical trials on its behalf.
Emerging growth company status
The Company is an “emerging growth company”, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can take advantage of an extended transition period for complying with new or revised accounting standards, delaying the adoption of these accounting standards until they would apply to private companies. The Company has elected to use this extended transition period for complying with certain new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it is (1) no longer an emerging growth company or (2) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act.
Net loss per share attributable to common stockholders
The Company’s basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. The diluted net loss per share attributable to common stockholders is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period. The dilutive effect of these potential common shares is reflected in diluted earnings per share by application of the treasury stock method.
Recently issued accounting standards not yet adopted
In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU
2020-06”).
ASU
2020-06
addresses issues identified as a result of the complexity associated with applying US GAAP for certain financial instruments with characteristics of liabilities and equity. In addressing the complexity, ASU
2020-06
focused on amending the guidance on convertible instruments and the guidance on the derivatives scope exception for contracts in an entity’s own equity. The amendments in this Update are effective for public business entities that meet the definition of a Securities and Exchange Commission (“SEC”) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted. In accordance with the JOBS Act, the Company has delayed adoption of ASU
2020-06.
As a result, these consolidated financial statements may not be comparable to those companies that comply with the new or revised accounting pronouncements as of public company effective dates.